Other Information - Commitments Telefonica Gestion (Details) - EUR (€) € in Millions	Dec. 15, 2015	Mar. 01, 2016	Dec. 31, 2015
Additional information [abstract]
Share purchase agreement, price of settlement		€ 22
Services agreement, term	10 years
Services agreement amount			€ 450